Discontinued operations and assets held for sale - Segment analysis of discontinued operations - Vodafone Italy (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Acquisitions and disposals
Revenue	€ 37,448	€ 36,717	€ 37,672
Cost of sales	(24,929)	(24,459)	(24,359)
Gross profit	12,519	12,258	13,313
Selling and distribution expenses	(2,934)	(2,674)	(2,777)
Administrative expenses	(5,447)	(5,768)	(5,351)
Net credit losses on financial assets	(476)	(491)	(505)
Operating profit	(411)	3,665	14,451
Financing costs	(1,931)	(2,626)	(1,609)
Profit before taxation	(1,478)	1,620	13,074
Income tax credit	110
(Loss)/profit for the financial year from discontinued operations	(22)	(65)	(247)
Vodafone Italy, Discontinued operations
Acquisitions and disposals
Revenue	3,356	4,579	4,722
Cost of sales	(1,293)	(3,438)	(3,532)
Gross profit	2,063	1,141	1,190
Selling and distribution expenses	(160)	(244)	(238)
Administrative expenses	(356)	(760)	(710)
Net credit losses on financial assets	(36)	(51)	(66)
Other expense			(1)
Operating profit	1,511	86	175
Financing costs	(66)	(86)	(93)
Profit before taxation	1,445		82
Income tax credit	(387)	23	11
Profit/(loss) after tax of discontinued operations	1,058	23	93
After tax loss on the re-measurement of disposal group		(83)
Loss on sale of disposal group	(1,133)
(Loss)/profit for the financial year from discontinued operations	(75)	(60)	93
Attributable to owners of the parent	€ (72)	€ (71)	€ 80